UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska                         68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska                         68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 12/31/10

Item 1.  Reports to Stockholders.

Chariot Absolute Return All Opportunities Portfolio

Annual Report

December 31, 2010

A series of the Northern Lights Variable Trust

Chariot Absolute Return All Opportunities Portfolio

Letter to Shareholders

For Year Ending December 31, 2010

Dear Shareholders,

The Chariot Absolute Return All Opportunities Portfolio (the “Portfolio”) finished the year with a positive return of +.51%, reversing a loss trend through the first half of 2010 following an overhaul and re-filing of the Portfolio that was approved by the SEC effective May 1, 2010.

While we were hopeful for higher returns in 2010, we were able to outperform a key benchmark, the HFRX Absolute Return Index*, which finished down at -0.12% for the year.    The S&P 500 Total Return Index posted a positive return of 15.06% for the year.

Prior to our revision of the Portfolio’s investment opportunities, we were limited by the prospectus to investing in just two asset classes: Short-term fixed income and actively-traded currencies.

With the changes in the Portfolio’s prospectus, we are able to invest in additional asset classes including long or short positions in equity mutual funds; common and preferred stocks; fixed income securities without restriction as to credit quality, capitalization, country or currency; commodities; and derivatives. This expansion of asset classes resulted in a significant improvement in performance, which began in July.

Performance jumped up significantly through November, at which time YTD performance highs started to retreat due to unexpected bond price declines and unusually steep foreign currency exchange declines against the U.S. dollar, which negatively affected the value of a global bond fund holding within the Portfolio. Diversification efforts were made in late 2010, reducing the Portfolio’s exposure to this asset.

In November, our Portfolio was selected as a subaccount option on an additional insurance company’s variable annuity – Jefferson National’s Monument Advisor.

Going forward we are hopeful that our strategies will enable us to continue to progress and produce overall positive returns over the long term for the Portfolio - regardless of market conditions.

We at Chariot are committed to your success.

Very truly yours,

_____________________

Dana Gower MBA, CCP®

President

Disclosure:

*The Chariot Absolute Return All Opportunities Portfolio is a 1940 Act Mutual Fund and is not a hedge fund.  However, the HFRX Absolute Return Index, which is representative of the overall composition of the hedge fund universe, is viewed as a “best fit” for performance comparison purposes. The HFRX Absolute Return Index is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents of equity market and hedge fund industry performance. This and other related indices can be found at:

https://www.hedgefundresearch.com.

Chariot Absolute Return All Opportunities Portfolio
PORTFOLIO REVIEW
December 31, 2010 (Unaudited)

The Portfolio's performance figures* for the year ended December 31, 2010, as compared to its benchmark:

	For the
	Year Ended
	December 31,	Performance
	2010	Since Inception**
Chariot Absolute Return
All Opportunities Portfolio	0.51%	-0.48%
S&P 500 Total Return	15.06%	27.65%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-402-493-4603.

** Inception date is July 17, 2009.

The Portfolio's performance figures* for the period ending December 31, 2010, compared to its benchmarks:

Holdings by Asset Class	% of Net Assets
Asset Allocation Funds	38.0%
Debt Funds	36.0%
Equity Funds	11.9%
Short-Term Investments	6.1%
Other / Cash & Cash Equivalents	8.0%
100.0%

Chariot Absolute Return All Opportunities Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2010

	Shares				Value
		MUTUAL FUNDS - 85.9%
		ASSET ALLOCATION FUNDS - 38.0%
	24,050	Currency Strategies Fund (The)			$ 253,964
	12,447	Eaton Vance Global Macro Absolute Return Advantage Fund - Class I			125,591
	11,996	Goldman Sachs Dynamic Allocation Fund - Class I			127,039
	75,189	Merger Fund (The)			1,186,481
	32,810	MFS Conservative Allocation Fund - Class I			416,681
	17,818	Permanent Portfolio			816,255
	57,942	Sierra Core Retirement Fund - Class R			1,332,674
					4,258,685

		DEBT FUNDS - 36.0%
	38,205	American Beacon Retirement Income Fund			408,413
	1,368	American Century Investment Zero Coupon 2025 Fund -Class I			88,714
	48,318	Delaware Limited-Term Diversified Income Fund - Class I			430,993
	231	Flex-funds - The US Government Bond Fund			4,816
	40,283	Goldman Sachs Strategic Income Fund - Class I			406,050
	81,901	Hussman Strategic Total Return Fund - Retail Class			993,465
	13,889	PIMCO Total Return Fund - Retail Class			150,692
	49,720	Power Income Fund - Retail Class			502,172
	82,416	Putnam Global Income Trust - Class Y			1,051,634
					4,036,949

		EQUITY FUNDS - 11.9%
	1,767	BlackRock Energy & Resources Portfolio - Investor Class			69,449
	1,972	Federated Prudent Bear Fund - Class I *			9,389
	114	Fidelity Select Medical Delivery Portfolio - Retail Class *			5,667
	21,659	First Eagle Global Fund - Class I			1,007,364
	376	ICON Europe Fund - Retail Class			5,179
	13,555	Matthews Korea Fund - Retail Class			69,670
	468	MFS Value Fund - Class I			10,724
	2,186	Oppenheimer Gold & Special Minerals Fund - Retail Class			108,938
	253	Vanguard Health Care Fund - Retail Class			31,019
	749	Virtus Real Estate Securities - Class I			20,842
					1,338,241

		TOTAL MUTUAL FUNDS (Cost $9,673,959)			9,633,875

See accompanying notes to financial statements.

Chariot Absolute Return All Opportunities Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2010

	Shares				Value
			Coupon	Maturity
		SHORT-TERM INVESTMENTS - 6.1%	Rate (%)	Date
	231,011	AIM STIT - Liquid Assets Portfolio +	0.11	1/1/11	$ 231,011
	231,011	AIM STIT-STIC Prime Portfolio +	0.07	1/1/11	231,011
	231,011	BlackRock Liquidity Funds TempFund Portfolio +	0.07	1/1/11	231,011
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $693,033)			693,033

		TOTAL INVESTMENTS - 92.0% (Cost $10,366,992)(a)			$ 10,326,908
		OTHER ASSETS IN EXCESS OF LIABILITIES - 8.0%			894,653
		TOTAL NET ASSETS - 100.0%			$ 11,221,561

*	Non income producing security
+	Variable rate security. The rate reflected represents the rate in effect at December 31, 2010.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,366,992 and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation:	$ 60,853
				Unrealized depreciation:	(100,937)
			Net unrealized depreciation:		$ (40,084)

See accompanying notes to financial statements.

Chariot Absolute Return All Opportunities Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010

ASSETS
Investment securities:
At cost	$ 10,366,992
At value	$ 10,326,908
Segregated cash	948,765
Dividends and interest receivable	100,772
Unrealized appreciation on open spot foreign currency contracts	14,796
Due from affiliate	2,399
Receivable for Portfolio shares sold	2,044
TOTAL ASSETS	11,395,684

LIABILITIES
Investment advisory fees payable	14,489
Distribution (12b-1) fees payable	3,864
Payable for investments purchased	98,028
Unrealized depreciation on open spot foreign currency contracts	14,871
Payable for Portfolio shares redeemed	9,715
Accrued expenses and other liabilities	33,156
TOTAL LIABILITIES	174,123
NET ASSETS	$ 11,221,561

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 11,320,715
Accumulated net realized loss from security transactions and
foreign currency transactions	(58,995)
Net unrealized depreciation of investments and foreign currency transactions	(40,159)
NET ASSETS	$ 11,221,561

Shares of beneficial interest outstanding	1,129,943

Net asset value, offering and redemption price per share	$ 9.93
[Net assets / Shares of beneficial interest outstanding]

See accompanying notes to financial statements.

Chariot Absolute Return All Opportunities Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends	$ 364,756
Interest	11,032
TOTAL INVESTMENT INCOME	375,788

EXPENSES
Investment advisory fees	197,905
Distribution (12b-1) fees	52,775
Administrative services fees	37,785
Legal fees	27,542
Custodian fees	25,713
Accounting services fees	24,034
Transfer agent fees	16,507
Audit fees	16,149
Compliance officer fees	12,425
Trustees' fees and expenses	11,096
Insurance expense	2,203
Other expenses	14
TOTAL EXPENSES	424,148

Less: Fees waived by the Advisor	(53,837)
Less: Fees waived by Affiliate	(39,823)
NET EXPENSES	330,488

NET INVESTMENT INCOME	45,300

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(80,808)
Net realized loss from foreign currency transactions	(102,189)
Distributions of realized gains from underlying investment companies	39,394
Net change in unrealized appreciation (depreciation) of investments and foreign
currency transactions	147,656
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS	4,053

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 49,353

See accompanying notes to financial statements.

Chariot Absolute Return All Opportunities Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

		Period
	Year Ended	Ended
	December 31,	December 31,
	2010	2009 (a)
FROM OPERATIONS
Net investment income	$ 45,300	$ 2,782
Net realized loss from security transactions	(80,808)	(33,329)
Net realized loss from foreign currency transactions	(102,189)	-
Distributions of realized gains from
underlying investment companies	39,394	96
Net change in unrealized appreciation (depreciation) of investments
and foreign currency transactions	147,656	(187,815)
Net increase (decrease) in net assets resulting from operations	49,353	(218,266)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(103)	-
From net investment income	-	-
From distributions to shareholders	(103)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	5,746,644	32,953,985
Net asset value of shares issued in
reinvestment of distributions to shareholders	103
Payments for shares redeemed	(11,667,104)	(15,643,051)
Net increase (decrease) in net assets from shares of beneficial interest	(5,920,357)	17,310,934

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,871,107)	17,092,668

NET ASSETS
Beginning of Year	17,092,668	-
End of Year *	$ 11,221,561	$ 17,092,668
* Includes accumulated net investment income of:	$ -	$ -

SHARE ACTIVITY
Shares Sold	581,777	3,301,487
Shares Reinvested	10	-
Shares Redeemed	(1,182,169)	(1,571,162)
Net increase (decrease) in shares of beneficial interest outstanding	(600,382)	1,730,325

(a) The Chariot Absolute Return Currency Portfolio commenced operations July 17, 2009.

See accompanying notes to financial statements.

Chariot Absolute Return All Opportunities Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the Year		For the Period
	Ended		Ended
	December 31,		December 31,
	2010		2009 (1)

Net asset value, beginning of year	$ 9.88		$ 10.00

Activity from investment operations:
Net investment income (loss)	0.04		0.00	(2)
Net realized and unrealized loss on investments	0.01		(0.12)
Total from investment operations	0.05		(0.12)
Less distributions from:
Net investment income	-		-
Net realized gains	(0.00)	(2)	-
Total distributions	(0.00)	(2)	-

Net asset value, end of year	$ 9.93		$ 9.88

Total return	0.51%		(1.20%)	(4)

Net assets, end of year (000s)	$ 11,222		$ 17,093

Ratio of gross expenses to average net assets (5,6)	3.22%		3.01%	(3)
Ratio of net expenses to average net assets (6)	2.51%		2.00%	(3)
Ratio of net investment income (loss) to average net assets (6,7)	0.34%		0.03%	(3)
Portfolio Turnover Rate	156%		0%	(4)

(1) Chariot Absolute Return All Opportunities Portfolio commenced operations July 17, 2009.
(2) Amount represents less than $0.01 per share.
(3) Annualized.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(6)	The ratios of expenses and net investment income to average net assets do not include the expenses of other investment companies in which the Portfolio invests.
(7)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

1.

ORGANIZATION

The Chariot Absolute Return All Opportunities Portfolio (the “Portfolio”), formerly the Chariot Absolute Return Currency Portfolio, is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, on November 4, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and qualified pension and retirement plans and certain unregistered separate accounts.  The investment objective of the Portfolio is to achieve consistent, positive absolute returns throughout various market cycles.   The Portfolio commenced operations on July 17, 2009.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).   In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Valuation of Fund of Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

Forward/Spot foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing sources.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2010 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Asset Allocation Funds	$ 4,258,685	$ -	$ -	$ 4,258,685
Debt Funds	4,036,949	-	-	4,036,949
Equity Funds	1,338,241	-	-	1,338,241
Short-Term Investments	693,033	-	-	693,033
Spot Foreign Currency Contracts	14,796	-	-	14,796
Total	$ 10,341,704	$ -	$ -	$ 10,341,704
Liabilities	Level 1	Level 2	Level 3	Total
Spot Foreign Currency Contracts	$ 14,871	$ -	$ -	$ 14,871
Total	$ 14,871	-	-	$ 14,871

The Portfolio did not hold any Level 3 securities during the year. There were no transfers into or out of level 1 or level 2 during the year.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Credit Risk – The Portfolio from time to time may be in a defensive position and may not be invested in the market.  During these times the Portfolio may hold a cash position that is greater than the Federal Deposit Insurance Corporation’s insurance limits.  The current limit per depositor is $100,000; however, between October 3, 2008 and December 31, 2013, the deposit insurance limit was temporarily raised to $250,000.  Failure of the Portfolio’s custodian when the Portfolio is in a cash position could prevent the Portfolio from investing the cash balance in the markets and meeting its investment objective.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Federal Income Tax – The Portfolio intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years, or expected to be taken in the Portfolio’s 2010 tax returns. The Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Foreign Currency – The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward/Spot Foreign Currency Contracts – The Portfolio may enter into forward/spot foreign currency contracts as part of the investment strategy consistent with the Portfolio’s investment objective.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statement of Operations.   These instruments involve market risk and/or credit risk, in excess of the amount recognized in the Statement of Assets and Liabilities.   Risks arise from the possible inability of counterparties to meet terms of their contracts and from movement of currency and securities values and interest rates.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended December 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $13,584,916 and $10,614,560, respectively.

4.

FOREIGN CURRENCY TRANSACTIONS

As of December 31, 2010, the Portfolio had the following open spot foreign currency contracts:

Spot Foreign Exchange Contracts
						Unrealized
Buy / Sell	Foreign Currency Type	Local Currency Type	Local Currency $	Market Value	Settlement Date	Gain (Loss)
Buy	Euro	United States Dollar	198,282	200,878	1/3/2011	$ 2,596
Buy	Euro	United States Dollar	132,470	133,919	1/3/2011	1,449
Buy	Euro	United States Dollar	132,475	133,919	1/3/2011	1,444
Buy	Euro	United States Dollar	132,483	133,919	1/3/2011	1,436
Buy	Euro	United States Dollar	132,623	133,919	1/3/2011	1,296
Buy	Euro	United States Dollar	132,669	133,919	1/3/2011	1,250
Buy	Euro	United States Dollar	132,671	133,919	1/3/2011	1,248
Buy	Euro	United States Dollar	132,698	133,919	1/3/2011	1,221
Sell	Japanese Yen	Euro	150,000	200,878	1/4/2011	1,181
Sell	Japanese Yen	Euro	150,000	200,878	1/4/2011	1,181
Sell	Japanese Yen	Euro	150,000	200,878	1/5/2011	494

		Unrealized appreciation on open spot foreign currency contracts				$ 14,796

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Spot Foreign Exchange Contracts (Continued)
						Unrealized
Buy / Sell	Foreign Currency Type	Local Currency Type	Local Currency $	Market Value	Settlement Date	Gain (Loss)
Sell	Euro	United States Dollar	198,493	200,878	1/3/2011	$ (2,385)
Sell	Euro	United States Dollar	132,493	133,919	1/3/2011	(1,426)
Sell	Euro	United States Dollar	132,520	133,919	1/3/2011	(1,399)
Sell	Euro	United States Dollar	132,520	133,919	1/3/2011	(1,399)
Sell	Euro	United States Dollar	132,555	133,919	1/3/2011	(1,364)
Sell	Euro	United States Dollar	132,561	133,919	1/3/2011	(1,358)
Sell	Euro	United States Dollar	132,561	133,919	1/3/2011	(1,358)
Sell	Euro	United States Dollar	132,589	133,919	1/3/2011	(1,330)
Buy	Euro	Japanese Yen	16,202,550	199,720	1/4/2011	(1,177)
Buy	Euro	Japanese Yen	16,204,050	199,739	1/4/2011	(1,176)
Buy	Euro	Japanese Yen	16,231,200	200,076	1/5/2011	(493)
Sell	Japanese Yen	United States Dollar	75,750	934	1/4/2011	(6)
Sell	Japanese Yen	United States Dollar	17,400	214	1/5/2011	-

	Unrealized depreciation on open spot foreign currency contracts					$ (14,871)

	Total net unrealized depreciation on open spot foreign currency contracts					$ (75)

5.   INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are overseen by the Board, which is responsible for the overall management of the Portfolio. Chariot Advisors, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor agreed, until April 30, 2010, to waive a portion of its advisory fee and has agreed to reimburse the Portfolio for other expenses to the extent necessary so that the total expenses incurred by the Portfolio (excluding front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds or extraordinary expenses such as litigation, not incurred in the ordinary course of the Portfolio’s business) did not exceed 2.00% per annum of the Portfolio’s average daily net assets.   During the year ended December 31, 2010, the Advisor waived fees totaling $53,837.   For the period following the termination of the Waiver Agreement,  through July 31, 2010, GFS waived fees to the extent necessary so that the total expenses incurred by the Portfolio (excluding front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds or extraordinary expenses such as litigation, not incurred in the ordinary course of the Portfolio’s business) did not exceed 2.00% per annum of the Portfolio’s average daily net assets. During the year ended December 31, 2010, GFS waived fees totaling $39,823.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio's Operating Expenses are subsequently less than 2.00% of average daily net assets, the Advisor shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed 2.00% of average daily net assets. If Portfolio Operating Expenses subsequently exceed 2.00% per annum of the Portfolio's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement) and further provided that such recoupment can be achieved within the foregoing expense limits. As of December 31, 2010, the Advisor has $136,111 of waived fees that may be recovered as follows: $82,274 to expire on December 31, 2012 and $53,837 to expire on December 31, 2013.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of up to 0.40% of its average daily net assets and is paid according to the Board’s instructions.   The Board has authorized the Portfolio to pay 12b-1 fees to Northern Lights Distributors, LLC (the “Distributor”) for sales and promotion activities and services under the plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares.

The Portfolio pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $2,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The Portfolio pays the chairperson of the audit committee its pro rata share of an additional $500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, and transfer agency services to the Portfolio as follows:

Administration.  The Portfolio pays GFS an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio is subject to a minimum annual fee. The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Portfolio for the previous month. The Portfolio pays GFS a base annual fee plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

The greater of:

A minimum annual fee of $24,000 per annum plus

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.  The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended December 31, 2010, the Portfolio incurred expenses of $12,425 for compliance services pursuant to the Trust’s Agreement with NLCS.    Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended December 31, 2010, GemCom collected amounts totaling $4,867 for EDGAR and printing services performed.   A portion of the amount paid by the Portfolio during the six months ended June 30, 2010 was accrued for in a prior year.   Such fees are included in the line item marked “Printing Expenses” on the Statement of Operations in this shareholder report.

6.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act.  As of December 31, 2010, Midland National Life Insurance held 100% of the voting securities of the Portfolio and may be deemed to control the Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Midland National Life Insurance Company are also owned beneficially.

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid to shareholders for the below periods were as follows:

-

As of December 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation is primarily attributable to the mark-to-market on open foreign currency transactions.

Foreign currency and capital losses incurred after October 31 within the Portfolio’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Portfolio incurred and elected to defer $17,656 and $19,039, respectively of such foreign currency and capital losses.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

At December 31, 2010, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences primarily attributable to realized foreign currency losses resulted in reclassification for the period ended December 31, 2010 as follows: a decrease in paid-in capital of $44,673; a decrease in undistributed net investment income of $45,300; and a decrease in accumulated net realized loss from security transactions and foreign currency transactions of $89,973.

8.

NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Portfolio’s financial statement disclosures.

9.

SUBSEQUENT EVENTS

The Portfolio is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

Chariot Absolute Return All Opportunities Portfolio

(Northern Lights Variable Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Chariot Absolute Return All Opportunities Portfolio (the “Portfolio”), a series of the Northern Lights Variable Trust, as of December 31, 2010, and the related statement of operations for the year then ended and statement of changes in net assets and the financial highlights for each of the two periods in the period then ended.  These financial statements and financial highlights are the responsibility of Portfolio management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the Portfolio’s custodians and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Chariot Absolute Return All Opportunities Portfolio as of December 31, 2010, and the related statement of operations for the year then ended and statement of changes in net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

February 14, 2011

Chariot Absolute Return All Opportunities Portfolio

EXPENSE EXAMPLES

December 31, 2010 (Unaudited)

As a shareholder of the Chariot Absolute Return All Opportunities Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Chariot Absolute Return All Opportunities Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2010 through December 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Chariot Absolute Return All Opportunities Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 – 12/31/10
Actual	$1,000.00	$1,015.30	$12.75
Hypothetical (5% return before expenses)	$1,000.00	$1,012.55	$12.73

*Expenses are equal to the Portfolio’s annualized expense ratio of 2.51%, multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Chariot Absolute Return All Opportunities Portfolio

SUPPLEMENTAL INFORMATION

December 31, 2010 (Unaudited)

                                Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
L. Merill Bryan Age: 66	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005).	73	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Anthony J. Hertl Age: 60	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	73

AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust and Global Real Estate Fund

Gary W. Lanzen Age: 56	Trustee Since 2005	Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	73	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Mark H. Taylor Age: 46	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	73	Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

                            Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** Age: 58	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	73	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund ; Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	President Since2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 48	Secretary Since 2005	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Age: 34	Assistant Secretary Since 2010	Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 Age: 42	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 Age: 33	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A
Lynn Bowley Age: 52	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 402-493-4603 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 402-493-4603.

INVESTMENT ADVISOR

Chariot Advisors, LLC

1405 Hillsborough Street

Raleigh, NC 27605

(919) 380-9555

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.    (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

(a)

The board of directors of the fund has determined that Mark Taylor and Anthony Hertl are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FYE 2010 - $13,000

FYE 2009 - $13,000

(b)

Audit-Related Fees

FYE 2010 – None

FYE 2009 – None

(c)

Tax Fees

FYE 2010 - $1,500

FYE 2009 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

FYE 2010 – None

FYE 2009 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2010

 2009

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $1,500

2009 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 31, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date

3/08/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew B. Rogers, President

Date

3/08/11

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date

3/08/11